BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table outlines the number of shares and total consideration transferred to CCIP and CCEG shareholders in exchange for their businesses, which was calculated based on the closing stock price of CCE common stock immediately prior to the acquisition date, adjusted for the US$14.50 return of capital to CCE shareholders and converted to euros (consideration calculated prior to rounding):

	CCIP(A)	CCEG(B)	Total
Company shares issued (rounded, millions of shares)	166	88	254
CCE adjusted stock price as at 27 May 2016 (€)	33.33	33.33	33.33
Total consideration (€ million)	5,537	2,932	8,469

(A)	Olive Partners is the shareholder that received consideration for CCIP.

(B)	European Refreshments, a wholly-owned subsidiary of TCCC, is the shareholder that received consideration for CCEG.
The following table provides the final fair value acquisition accounting adjustments made to the provisional amounts recognised:

	Provisional fair values at 31 December 2016	Fair value acquisition accounting adjustments	Final acquisition date fair value
	€ million	€ million	€ million
Intangible assets	5,429	129	5,558
Goodwill	2,342	98	2,440
Property, plant and equipment	2,218	(149)	2,069
Deferred tax assets	91	(48)	43
Other non-current assets	31	(3)	28
Total non-current assets	10,111	27	10,138
Current tax assets	19	—	19
Inventories	374	11	385
Amounts receivable from related parties	47	—	47
Trade accounts receivable	789	(39)	750
Other current assets	249	3	252
Cash and cash equivalents	149	—	149
Total current assets	1,627	(25)	1,602
Total assets	11,738	2	11,740
Borrowings, less current portion	(74)	—	(74)
Employee benefit liabilities	(96)	—	(96)
Non-current provisions	(90)	—	(90)
Deferred tax liabilities	(1,580)	(7)	(1,587)
Other non-current liabilities	(54)	(11)	(65)
Total non-current liabilities	(1,894)	(18)	(1,912)
Current portion of borrowings	(21)	—	(21)
Current portion of employee benefit liabilities	(24)	—	(24)
Current provisions	(148)	—	(148)
Current tax liabilities	(18)	3	(15)
Amounts payable to related parties	(214)	—	(214)
Trade and other payables	(950)	13	(937)
Total current liabilities	(1,375)	16	(1,359)
Total liabilities	(3,269)	(2)	(3,271)